Investment Manager
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

Board of Trustees
      John F. Curley, Jr., Chairman                        SEMI-ANNUAL REPORT
      Edmund J. Cashman, Jr., President                    SEPTEMBER 30, 1997
      Richard G. Gilmore
      Charles F. Haugh                                         LEGG MASON
      Arnold L. Lehman                                          TAX-FREE
      Dr. Jill E. McGovern                                     INCOME FUND
      T. A. Rodgers
      Edward A. Taber, III
                                                            MARYLAND TAX-FREE
Transfer and Shareholder Servicing Agent                  PENNSYLVANIA TAX-FREE
      Boston Financial Data Services                            TAX-FREE
      Boston, MA                                            INTERMEDIATE-TERM

Custodian
      State Street Corporation
      Boston, MA
                                                          The Art of Investing
Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Accountants                                 [LEGG MASON FUNDS LOGO]
      Coopers & Lybrand L.L.P.                                   FUNDS
      Baltimore, MD

      This report is not to be distributed
      unless preceded or accompanied by a
      prospectus.

  LEGG MASON WOOD WALKER, INCORPORATED

----------------------------------------
       111 South Calvert Street
P.O. Box 1476, Baltimore, MD 21203-1476

           410 o 539 o 0000

LMF-030
11/97

To Our Shareholders,

   We are pleased to provide you with Legg Mason Tax-Free Income Fund's report for the six months ended September 30, 1997, combining reports for the Legg Mason Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and the Tax-Free Intermediate-Term Income Trust.

   The following table summarizes key statistics for each Trust, as of September 30, 1997:

                                                Average        Net Asset Value
                               SEC Yield*   Weighted Maturity     Per Share
                               ----------   -----------------     ---------
        Maryland Tax-Free        4.69%        17.3 years            $16.32
        Pennsylvania Tax-Free    4.79%        18.2 years             16.34
        Tax-Free Intermediate    4.10%         7.7 years             15.54


   Each of the Trusts seeks a high level of current income exempt from federal income tax. Maryland Tax-Free also seeks income which is exempt from Maryland state and local income taxes. Pennsylvania Tax-Free also seeks income which is exempt from Pennsylvania personal income tax. The Trusts purchase only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's Corporation or which are judged by each Trust's investment adviser to be of comparable quality. Moody's ratings of securities owned on September 30, 1997 are:

                                Maryland      Pennsylvania        Tax-Free
                                Tax-Free        Tax-Free      Intermediate-Term
                                --------        --------      -----------------
        Aaa                      41.4%            73.3%             59.3%
        Aa                       39.7             13.5              25.6
        A                        15.2             12.5               9.9
        Baa                       2.9              --                --
        Short-term securities      .8               .7               5.2

   Net asset values per share for each of the Trusts rose moderately from their March 31, 1997 levels in response to declines in interest rates. For the six month period, total returns for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate-Term (not annualized) were 5.45%, 6.06% and 4.37%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid, and does not reflect the effect of the maximum initial sales charge of 2.75% for Maryland Tax-Free and Pennsylvania Tax-Free, which had been in effect through the end of October, 1997. Beginning November 3, 1997, these charges have been waived for a twelve month period. The maximum initial sales charge of 2.00% for Tax-Free Intermediate-Term is being waived through July 31, 1998 and no sales charge is reflected in that Trust's total return calculation.)

   Normally, the average weighted maturity for Maryland Tax-Free and Pennsylvania Tax-Free will be kept within a range of 12-24 years. Because of their relatively long weighted average maturities, these Trusts offer higher yields than short-term and intermediate-term tax free bond funds. However, their net asset values per share typically will decline more when interest rates rise and gain more when interest rates fall than net asset values per share of tax free bond funds with short-term and intermediate-term average weighted maturities. Tax-Free Intermediate-Term's weighted average maturity is normally kept within an intermediate-term maturity range of 2-10 years. We expect that, in most market periods, the Trust will offer greater price stability than municipal bond funds with longer maturities while earning somewhat lower yields.

   Some shareholders regularly add to their Trust holdings by authorizing monthly transfers from their bank checking or Legg Mason accounts. Your Financial Advisor will be happy to help you make these arrangements if you would like to purchase shares in this convenient way.

                                   Sincerely,

                                   /s/ John F. Curley, Jr.
                                   -------------------------
                                   John F. Curley, Jr.
                                   Chairman

November 13, 1997

----------
*SEC yields reported are annualized, based on the 30 days ended September 30, 1997.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
September 30, 1997 (Unaudited)
(Amounts in Thousands)

Maryland Tax-Free Income Trust

                                                             Rate         Maturity Date                Par           Value
---------------------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 98.2%
      Annapolis (City of), Public Improvement, GO            6.50%          8/1/10                   $  350         $  379
      Anne Arundel County, Consolidated
        Water and Sewer, GO                                  5%             9/1/16                    1,000            981
      Anne Arundel County, Consolidated
        Water and Sewer, GO                                  5.30%          4/15/17                   1,000          1,002
      Anne Arundel County, PCR Refunding
        (Baltimore Gas & Electric Project)                   6%             4/1/24                    4,500          4,647
      Baltimore City Water Utility (MBIA insured)
        (Pre-refunded 7/1/00)                                6.50%          7/1/20                    1,250          1,327(A)
      Baltimore County, Consolidated Public
        Improvement, GO                                      6.125%         7/1/09                    2,000          2,158
      Baltimore County, Nursing Home (Stella Maris)
        Series A (Pre-refunded 3/1/01)                       7.25%          3/1/11                      890            991(A)
      Baltimore County, Pension Funding, GO                  6.70%          7/1/09                    1,000          1,040
      Baltimore County, Pension Funding, GO                  6.70%          7/1/11                    2,900          3,017
      Baltimore County, Pension Funding, GO                  6.70%          7/1/16                    2,000          2,080
      Baltimore, Maryland Revenue Refunding Waste
        Water Project Series A (FGIC insured)                5%             7/1/22                    1,550          1,499
      Baltimore, Maryland Revenue Refunding Waste
        Water Project Series A (FGIC insured)                5.50%          7/1/26                    1,000          1,007
      Calvert County Consolidated Sanitary District          5%             7/15/19                   1,000            977
      Calvert County, Maryland PCR
        (Baltimore Gas & Electric Project)                   5.55%          7/15/14                     750            763
      Carroll County, Consolidated Public
        Improvement, GO                                      5.375%         11/1/20                   1,395          1,398
      Carroll County, Consolidated Public
        Improvement, GO                                      5.375%         11/1/25                   1,855          1,856
      Charles County, GO (Pre-refunded 6/1/01)               6.60%          6/1/06                    1,000          1,098(A)
      Frederick County, GO Series 1990
        (Pre-refunded 8/1/03)                                6.625%         8/1/20                      250            283(A)
      Frederick County, GO Public Facility 1991
        (Pre-refunded 5/1/01)                                6.50%          5/1/07                      650            711(A)
      Harford County, GO (Pre-refunded 12/1/00)              6.40%          12/1/10                     500            543(A)
      Harford County, GO                                     5%             3/1/12                    1,000          1,000

                                                             Rate         Maturity Date                Par           Value
---------------------------------------------------------------------------------------------------------------------------
      Howard County, Consolidated Public Improvement
        GO Series A (Pre-refunded 2/15/00)                   6.50%          2/15/11                 $   700         $  738(A)
      Howard County, GO Metropolitan District
        Series A                                             5.50%          2/15/27                   1,000          1,008
      Howard County, Metropolitan District Refunding
        Series B                                             0%             8/15/07                   1,000            629(B)
      Howard County, Metropolitan District Refunding
        Series B                                             6%             8/15/19                   1,500          1,552
      Laurel (City of), GO Public Improvement and
        Refunding (MBIA insured)
        (Pre-refunded 7/1/01)                                7%             7/1/09                      250            278(A)
      Laurel (City of), GO Public Improvement and
        Refunding (MBIA insured) (Pre-refunded 7/1/01)       7%             7/1/11                    1,000          1,114(A)
      Maryland Community Development Administration
        Single Family AMT
          Second Series                                      6.65%          4/1/04                    1,000          1,044
          Sixth Series                                       7.125%         4/1/14                      465            485
          Fifth Series                                       7.625%         4/1/29                    1,810          1,880
          Fourth Series                                      7.45%          4/1/32                      925            977
        Single Family Non-AMT Third Series                   7.25%          4/1/27                      670            706
        Multi-Family Insured Mortgage Series G               7.10%          5/15/23                     150            158
        Multi-Family Insured Mortgage Series B               5.80%          5/15/26                   1,500          1,519
      Maryland Department of Transportation
        Consolidated Transportation
          Series 1990                                        6.60%          11/1/00                   1,500          1,585
          Series 1991                                        6.25%          9/1/03                    1,000          1,063
      Maryland Health and Higher Educational
        Facilities Authority
          Easton Memorial Hospital (MBIA insured)            6.50%          7/1/15                    1,000          1,036
          Francis Scott Key Medical Center (FGIC insured)    5%             7/1/18                    2,000          1,920
          Francis Scott Key Medical Center (FGIC insured)    5%             7/1/23                    2,000          1,905
          Francis Scott Key Medical Center (FGIC insured)
            (Pre-refunded 7/1/00)                            6.75%          7/1/23                    1,500          1,629(A)
          Francis Scott Key Medical Center                   5.625%         7/1/25                    1,000          1,011
          Greater Baltimore Medical Center (FGIC insured)    5%             7/1/19                    2,000          1,918
          Greater Baltimore Medical Center
            (Pre-refunded 7/1/01)                            6.75%          7/1/19                    1,000          1,105(A)
        Howard County General Hospital
            (Pre-refunded 7/1/98)                            8.25%          7/1/18                    1,100          1,158(A)
        Howard County General Hospital                       5.50%          7/1/21                    2,500          2,421

Legg Mason Tax-Free Income Fund

                                                             Rate         Maturity Date                Par           Value
---------------------------------------------------------------------------------------------------------------------------
      Maryland Health and Higher Educational
        Facilities Authority--(Continued)
          Johns Hopkins University Series 1997               5.625%         7/1/17                  $ 1,000        $ 1,030
          Johns Hopkins Hospital Series 1990                 0%             7/1/19                    4,000          1,229(B)
          Johns Hopkins University Series 1988               7.50%          7/1/20                    3,000          3,135
          Johns Hopkins Hospital Series 1993                 5%             7/1/23                    3,250          3,118
          Kennedy Institute Series 1991                      7.40%          7/1/11                      630            676
          Kennedy Institute Series 1991                      6.75%          7/1/22                    1,000          1,052
          Loyola College Series A (MBIA insured)             5.375%         10/1/26                   3,750          3,761
          Union Memorial Hospital Series A
            (MBIA insured)                                   6.75%          7/1/11                      100            109
          Union Memorial Hospital Series B
            (MBIA insured)                                   6.75%          7/1/11                      500            547
          Union Memorial Hospital Series A
            (MBIA insured)                                   6.75%          7/1/21                      600            653
          Union Memorial Hospital Series B
            (MBIA insured)                                   6.75%          7/1/21                    1,300          1,415
          University of Maryland Medical System
            Series 1993 (FGIC insured)                       5.375%         7/1/13                    2,000          2,022
      Maryland National Capital Park and Planning
        Commission (Prince George's County) Series L2
        (Pre-refunded 7/1/02)                                6%             7/1/05                      500            544(A)
      Maryland Stadium Authority Sports Facilities
        Lease Revenue AMT Series D                           7.50%          12/15/10                  4,000          4,346
      Maryland Stadium Authority Sports Facilities
        Lease Revenue AMT Series D                           7.60%          12/15/19                  2,255          2,455
      Maryland Stadium Authority Sports Facilities
        Lease Revenue (AMBACinsured)                         5.75%          3/1/18                    1,000          1,037
      Maryland Transportation Authority Series 1985          5.75%          7/1/15                    5,250          5,383
      Maryland Water Quality Financing Administration,
        Revolving Loan Fund Revenue Series 1993A             5.40%          9/1/12                    1,500          1,524
      Mayor and City Council of Baltimore (FGIC insured)
        Baltimore City Consolidated Public Improvement       0%             10/15/11                  2,000            925(B)
        Baltimore City Parking Revenue                       6.25%          7/1/21                      500            538
        Baltimore City Water Projects                        5%             7/1/24                    5,500          5,311
      Montgomery County, Consolidated Public
        Improvement, GO Series A                             5.80%          7/1/07                    2,750          3,027
      Montgomery County, Consolidated Public
        Improvement, GO Series A                             0%             7/1/10                    3,000          1,586(B)
      Montgomery County, HOC Single Family                   6.80%          7/1/17                      945            991
      Montgomery County, Parking Revenue Refunding
        (Silver Spring Parking Lot) 1992 Series A
        (FGIC insured)                                       6.25%          6/1/07                    2,000          2,173

                                                             Rate         Maturity Date                Par           Value
---------------------------------------------------------------------------------------------------------------------------
      Montgomery County, PCR Refunding
        (Potomac Electric Project) 1994 Series               5.375%         2/15/24                   1,000          1,001
      Morgan State University Academic and Auxiliary
        Fees Revenue (MBIA insured)
          (Pre-refunded 7/1/00)                              7%             7/1/20                    1,000          1,093(A)
      Northeast Maryland Waste Disposal Authority
        Solid Waste Revenue (Montgomery County
        Resource Recovery Project) AMT Series 1993A          6%             7/1/07                    1,000          1,076
      Northeast Maryland Waste Disposal Authority
        Solid Waste Revenue (Montgomery County
        Resource Recovery Project) AMT Series 1993A          6.30%          7/1/16                    3,000          3,171
      Port Facilities Revenue (Consolidated Coal Sales
        Co. Project) Series A                                6.50%          10/1/11                   5,000          5,450
      Port Facilities Revenue (Consolidated Coal Sales
        Co. Project) Series B                                6.50%          10/1/11                   1,000          1,090
      Prince George's County, Consolidated Public
        Improvement, GO                                      6.70%          7/1/04                      585            641
      Prince George's County, Consolidated Public
        Improvement, GO (Pre-refunded 2/1/99)                7.20%          2/1/08                      500            526(A)
      Prince George's County, Consolidated Public
        Improvement, GO                                      6.75%          7/1/11                      585            641
      Prince George's County, PCR Refunding
        (Potomac Electric Project) 1993 Series               6.375%         1/15/23                   2,250          2,400
      Prince George's County, Solid Waste
        Management System Revenue
          Series 1990 (Pre-refunded 6/30/00)                 6.75%          6/30/02                     250            271(A)
          Series 1990 (Pre-refunded 6/30/00)                 6.90%          6/30/06                     750            817(A)
          Series 1993                                        5.25%          6/15/13                   1,000            973
      State of Maryland, GO                                  6.70%          7/15/02                     500            534
      State of Maryland, GO (Pre-refunded 3/1/00)            6.70%          3/1/04                    1,500          1,611(A)
      State of Maryland, GO                                  5.40%          6/1/07                    2,000          2,116
      State of Maryland, GO                                  5%             8/1/11                    3,000          3,022
      Talbot County, Bank Qualified, GO                      6.70%          5/1/10                      500            544
      Talbot County, Bank Qualified, GO                      6.70%          5/1/11                      415            451
      University of Maryland
        (Auxiliary Facilities and Tuition Revenue)
          Series B                                           6.375%         4/1/09                    1,000          1,112
          Series A                                           5.60%          4/1/15                    1,000          1,038
          Series A                                           5.125%         4/1/17                    2,000          1,999
      Washington Suburban Sanitary District                  6.10%          6/1/07                    1,000          1,093

Legg Mason Tax-Free Income Fund

                                                             Rate         Maturity Date                Par           Value
---------------------------------------------------------------------------------------------------------------------------
      Washington Suburban Sanitary District                  5%             6/1/10                  $ 1,000       $  1,015
      Washington Suburban Sanitary District                  5.25%          6/1/11                    1,000          1,008
      Washington Suburban Sanitary District                  5.25%          6/1/12                    1,000          1,008
      Washington Suburban Sanitary District                  5.50%          6/1/13                    1,000          1,026
      Washington Suburban Sanitary District
        (Pre-refunded 6/1/01)                                6.90%          6/1/13                      400            443(A)
      Washington Suburban Sanitary District                  5.25%          6/1/15                    1,000            989
      Washington Suburban Sanitary District                  5.25%          6/1/16                    1,000          1,012
      Washington Suburban Sanitary District                  5.75%          6/1/17                    2,000          2,147
      Worcester County Sanitary District, GO
        (Pre-refunded 5/1/01)                                6.75%          5/1/15                      115            127(A)
                                                                                                                  --------
      Total Municipal Bonds  (Identified Cost-- $138,351)                                                          147,628
---------------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations(C) -- 0.5%
      Harris County, TX Health Facilities
        (Methodist Hospital) Series 1994                     3.90%          10/1/97                     600            600
      Lincoln County, WY Pollution Control                   3.80%          10/1/97                     200            200
                                                                                                                  --------
      Total Variable Rate Demand Obligations  (Identified Cost-- $800)                                                 800
---------------------------------------------------------------------------------------------------------------------------
      Total Investments-- 98.7%  (Identified Cost-- $139,151)                                                      148,428
      Other Assets Less Liabilities-- 1.3%                                                                           1,913
                                                                                                                  --------
      NET ASSETS CONSISTING OF:
      Accumulated paid-in capital applicable to 9,215 shares outstanding                           $140,445
      Undistributed net realized gain on investments                                                    619
      Unrealized appreciation of investments                                                          9,277
                                                                                                   --------
      NET ASSETS-- 100.0%                                                                                         $150,341
                                                                                                                  ========
Net asset value and redemption price per share                                                                      $16.32
                                                                                                                  ========
      MAXIMUM OFFERING PRICE PER SHARE                                                                              $16.78
                                                                                                                  ========
        (net asset value plus sales charge of 2.75% of offering price)
---------------------------------------------------------------------------------------------------------------------------

(A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures". The pre-refunded date is used in determining weighted average portfolio maturity.
(B) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
(C) The rate shown is the rate as of September 30, 1997, and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
A guide to abbreviations follows Sector Diversification.

See notes to financial statements.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
September 30, 1997 (Unaudited)
(Amounts in Thousands)

Pennsylvania Tax-Free Income Trust

                                                             Rate         Maturity Date                Par           Value
---------------------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 98.1%
      Allegheny County, Airport Revenue
        1992-D AMT (FGIC insured)                            7.75%          1/1/19                  $ 1,500        $ 1,515
        1992-B AMT (FSA insured)                             6.625%         1/1/22                    1,000          1,080
      Allegheny County, Baldwin-Whitehall School
        District, GO Series 1992-A (FGIC insured)
        (Pre-refunded 8/15/02)                               6.60%          8/15/10                   1,000          1,107(A)
      Allegheny County Hospital Development Authority,
        Children's Hospital (MBIA insured)                   6.875%         7/1/14                    1,000          1,063
      Allegheny County Hospital Development Authority,
        Presbyterian University Health System, Inc.
        Project Series 1992-B (MBIA insured)                 6%             11/1/23                   1,250          1,296
      Allegheny County, West Jefferson Hills School
        District, GO (FGIC insured) (Pre-refunded 2/1/01)    7.10%          2/1/11                    1,000          1,090(A)
      Beaver County, IDA PCR Ohio Edison Company
        (FGIC insured)                                       7%             6/1/21                    1,000          1,096
      Berks County, PA (FGIC insured)                        5.85%          11/15/18                  1,000          1,037
      Bethlehem Authority Water Revenue Refunding
        (MBIA insured)                                       5.30%          11/15/17                  2,000          1,973
      Bucks County, Council Rock School District, GO
        (FGIC insured) (Pre-refunded 3/1/01)                 6.75%          3/1/11                      250            270(A)
      Bucks County, Council Water and Sewer Collection
        Sewer System (FGIC insured)                          5.375%         12/1/13                   1,000          1,005
      Commonwealth of Pennsylvania, GO
        First Series                                         6.125%         9/15/03                   1,000          1,081
        Second Series (Pre-refunded 11/1/01)                 6.50%          11/1/09                   1,000          1,097(A)
      Dauphin County Hospital Authority, Polyclinic
        Medical Center (MBIA insured)
        (Pre-refunded 8/15/99)                               6.90%          8/15/11                     500            526(A)
      Deer Lakes School District Pennsylvania
        (MBIA insured)                                       6.45%          1/15/19                   1,750          1,894
      Delaware River Port Authority (FGIC insured)           5.50%          1/1/26                    1,000          1,005
      Delaware County Authority, University Revenue,
        Villanova University (MBIA insured)                  6.85%          8/1/11                      500            542
      Delaware County Authority, University Revenue,
        Villanova University (MBIA insured)                  5.50%          8/1/23                    2,000          2,004
      Delaware County, GO (Pre-refunded 11/15/02)            6%             11/12/22                    780            840(A)
      Delaware County, GO                                    6%             11/15/22                    220            229
      Erie County, Pennsylvania Sewer Authority,
        Sewer Revenue Bonds Series 1997
          (AMBAC insured)                                    5.625%         6/1/17                    2,000          2,045

Legg Mason Tax-Free Income Fund

                                                             Rate         Maturity Date                Par           Value
---------------------------------------------------------------------------------------------------------------------------
      Lehigh County IDA PCR Refunding Bonds
        Pennsylvania Power & Light Company Project
        1994 Series A (MBIA insured)                         5.50%          2/15/27                 $ 1,000        $ 1,002
      Montgomery County, Pennsylvania
        General Obligation Bonds, Series 1997                5.35%          9/15/17                   1,000          1,004
      Montgomery County Higher Education and Health
        Authority, Saint Joseph's University Revenue
        Series 1992 (Connie Lee insured)                     6.25%          12/15/04                    500            544
      Montgomery County, IDA PCR Philadelphia Electric
        Company Series 1991-B (MBIA insured)                 6.70%          12/1/21                   1,500          1,651
      Montgomery County, Upper Gwynedd-Towamencin
        Guaranteed Sewer Revenue Series 1991-A
        (MBIA insured)                                       6.75%          10/15/06                    250            272
      Montgomery Township Municipal Sewer Authority
        Guaranteed Sewer Revenue Series 1991-A
        (MBIA insured)                                       6.70%          5/15/21                     250            265
      Pennsylvania Higher Educational Facilities Authority,
        Allegheny General Hospital Series 1991-A             7.25%          9/1/17                      500            551
      Pennsylvania Higher Educational Facilities Authority,
        Bryn Mawr College Revenue Bonds (MBIA insured)       5.625%         12/1/27                     500            508
      Pennsylvania Higher Educational Facilities Authority,
        University Revenue, University of Pennsylvania
        Series 1996-A                                        5.75%          1/1/22                    1,000          1,022
      Pennsylvania Higher Educational Facilities Authority,
        Temple University Revenue (MBIA insured)             6.50%          4/1/21                      250            271
      Pennsylvania Higher Educational Facilities Authority,
        University Revenue Series H (AMBAC insured)          5.375%         6/15/18                   1,000            991
      Pennsylvania Higher Education Assistance Agency,
        Student Loan Revenue Series 1991-C AMT
        (AMBAC insured)                                      7.15%          9/1/21                    1,000          1,061
      Pennsylvania Higher Education,
        University of Pittsburgh (FGIC insured)              5.125%         6/1/22                    1,000            963
      Pennsylvania Housing Finance Agency,
        Rental Housing Refunding Revenue
          Series 1992-C                                      6.50%          7/1/23                      750            785
          Series 1993-C                                      5.80%          7/1/22                    1,000          1,012
      Pennsylvania Housing Finance Agency,
        Single Family Mortgage Non-AMT
          Series 1991-32                                     7.15%          4/1/15                      435            462
          Series 1992-33                                     6.90%          4/1/17                      410            435

                                                             Rate         Maturity Date                Par           Value
---------------------------------------------------------------------------------------------------------------------------
      Pennsylvania IDA Economic Development Revenue
        Series 1991-A (Pre-refunded 7/1/01)                  7%             1/1/11                  $ 1,000        $ 1,110(A)
        Series 1994-A (AMBAC insured)                        5.50%          1/1/14                    2,250          2,283
      Pennsylvania Infrastructure Investment Authority
        Revenue Series 1990-A                                7.15%          9/1/10                      500            531
      Pennsylvania Intergovernmental Co-op Authority
        (MBIA insured)                                       5.60%          6/15/15                   1,000          1,016
      Pennsylvania Intergovernmental Co-op Authority
        (MBIA insured)                                       5.60%          6/15/16                   2,000          2,023
      Pennsylvania State University (Pre-refunded 7/1/99)    6.75%          7/1/14                    2,000          2,129(A)
      Pennsylvania State University                          5.50%          8/15/16                   1,000          1,003
      Pennsylvania State University                          5.10%          3/1/18                    1,500          1,461
      Pennsylvania Turnpike Commission Revenue
        Series N                                             5.50%          12/1/17                   1,000          1,003
        Series N (FGIC insured)                              5.50%          12/1/19                   1,000          1,001
      Philadelphia Gas Works Series B (MBIA insured)         7%             5/15/20                     500            595
      Philadelphia Hospitals and Higher Education
        Facilities Authority, Hospital Revenue Refunding
        Children's Hospital Series 1993-A                    5%             2/15/21                   1,000            935
      Philadelphia Municipal Authority, Justice Lease
        Revenue Series 1991-B (FGIC insured)
        (Pre-refunded 11/15/01)                              7%             11/15/04                    500            561(A)
      Philadelphia Municipal Authority, Justice Lease
        Revenue Series 1991-B (FGIC insured)
        (Pre-refunded 11/15/01)                              7.10%          11/15/05                    500            563(A)
      Philadelphia Water and Wastewater Revenue
        (MBIA insured)                                       5.60%          8/1/18                    2,000          2,027
      Sayre, PA Healthcare Revenue Volunteer Hospital
        Authority, Guthrie Healthcare System
        (AMBAC insured)                                      7.20%          12/1/20                     500            556
      Somerset County General Authority, Commonwealth
        Lease Revenue (FGIC insured)
        (Pre-refunded 10/15/01)                              7%             10/15/13                    500            552(A)
      Swarthmore Borough Authority, Swarthmore College
        Revenue Series 1992                                  6%             9/15/12                   1,000          1,062
      Swarthmore Borough Authority, Swarthmore College
        Revenue Series 1992                                  6%             9/15/20                   2,000          2,101

Legg Mason Tax-Free Income Fund

                                                             Rate         Maturity Date                Par           Value
---------------------------------------------------------------------------------------------------------------------------
      University of Pittsburgh Refunding Series 1997B
        (MBIA insured)                                       5%             6/1/21                  $ 1,000         $  948
      University of Pittsburgh Series 1992-A
        (MBIA insured) (Pre-refunded 6/1/02)                 6.125%         6/1/21                      650            711(A)
      University of Pittsburgh Series 1992-A
        (MBIA insured)                                       6.125%         6/1/21                      350            371
      Valley View PA School District
        (Lackawanna County, Pennsylvania)                    5%             11/15/21                  1,300          1,232
      Washington County Hospital Authority, Hospital
        Refunding Revenue, Shadyside Hospital Project
        Series 1992 (AMBAC insured)                          6%             12/15/18                  1,000          1,039
      Westmoreland County (AMBAC insured)                    0%             8/1/13                    2,000            872(B)
      Westmoreland County (AMBAC insured)                    0%             8/1/14                    1,000            410(B)
                                                                                                                   -------
      Total Municipal Bonds  (Identified Cost-- $61,038)                                                            64,689
---------------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations(C) -- 0.6%
      Allegheny County Hospital Development Authority
        (Presbyterian Hospital) Series C                     4%             10/2/97                     300            300
      Allegheny County Hospital Development Authority
        (Presbyterian Hospital) Series B                     4%             10/2/97                     100            100
                                                                                                                   -------
      Total Variable Rate Demand Obligations  (Identified Cost-- $400)                                                 400
---------------------------------------------------------------------------------------------------------------------------
      Total Investments-- 98.7%  (Identified Cost-- $61,438)                                         65,089
      Other Assets Less Liabilities-- 1.3%                                                                             832
                                                                                                                   -------
      NET ASSETS CONSISTING OF:
      Accumulated paid-in capital applicable to 4,034 shares outstanding                            $62,180
      Undistributed net realized gain on investments                                                     90
      Unrealized appreciation of investments                                                          3,651
                                                                                                    -------
      NET ASSETS-- 100.0%                                                                                          $65,921
                                                                                                                   =======
      NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                                                                $16.34
                                                                                                                   =======
      MAXIMUM OFFERING PRICE PER SHARE                                                                              $16.80
                                                                                                                   =======
        (net asset value plus sales charge of 2.75% of offering price)
---------------------------------------------------------------------------------------------------------------------------

(A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On the call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity date.
(B) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
(C) The rate shown is the rate as of September 30, 1997, and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
A guide to abbreviations follows Sector Diversification.

See notes to financial statements.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
September 30, 1997 (Unaudited)
(Amounts in Thousands)

Tax-Free Intermediate-Term Income Trust

                                                             Rate         Maturity Date                Par           Value
---------------------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 93.6%
      Arizona -- 4.4%
      Arizona Transportation Board Subordinated
        Highway Revenue Series 1992 A                        6%             7/1/00                   $  500         $  525
      Salt River Project Agricultural Improvement
        and Power District, Electric System
        Refunding Revenue 1993 Series A                      5.30%          1/1/03                    1,000          1,046
      Scottsdale Street and Highway User
        Revenue Refunding Series 1993                        5%             7/1/02                    1,000          1,031
                                                                                                                    ------
                                                                                                                     2,602
                                                                                                                    ------
      Connecticut -- 1.9%
      State of Connecticut Special Tax Obligation,
        Transportation Infrastructure 1990 Series A
        (Pre-refunded 6/1/01)                                7.10%          6/1/04                    1,000          1,106(A)
                                                                                                                    ------
      Florida -- 6.3%
      Northwest Florida Water Management District
        Land Acquisition Revenue Refunding
        Series 1992 (FGIC insured)                           5.50%          4/1/02                    1,000          1,051
      State Board of Education Capital Outlay
        Series 1996 A                                        5.60%          1/1/08                    1,000          1,065
      Jacksonville Florida Electric Authority Revenue
        Refunding (St. John's River Issue)                   5.10%          10/1/10                     500            505
      Seminole County, FL Water & Sewer Revenue              6%             10/1/12                   1,000          1,113
                                                                                                                    ------
                                                                                                                     3,734
                                                                                                                    ------
      Georgia -- 3.0%
      State of Georgia GO Bonds
        Series 1997 C                                        6.25%          8/1/10                    1,000          1,140
      State of Georgia GO Bonds
        Series 1997 C                                        2.25%          8/1/17                    1,000            638
                                                                                                                    ------
                                                                                                                     1,778
                                                                                                                    ------
      Illinois -- 3.9%
      Illinois Regional Transportation (MBIA insured)        5.40%          6/1/15                    1,000          1,001
      State of Illinois Sales Tax Revenue Series O           5.90%          6/15/01                   1,220          1,288
                                                                                                                    ------
                                                                                                                     2,289
                                                                                                                    ------
      Kentucky -- 1.8%
      Turnpike Authority of Kentucky, Economic
        Development Road Revenue and Revenue
        Refunding (Revitalization Projects)
        Series 1993 (AMBAC insured)                          5.30%          7/1/04                    1,000          1,048
                                                                                                                    ------

Legg Mason Tax-Free Income Fund

                                                             Rate         Maturity Date                Par           Value
---------------------------------------------------------------------------------------------------------------------------
      Louisiana -- 1.8%
      City of New Orleans Audubon Park Commission
        Aquarium Series 1993 (FGIC insured)                  6%             10/1/08                 $ 1,000        $ 1,079
                                                                                                                    ------
      Maine -- 1.8%
      Maine Municipal Bond Bank Refunding 1993
        Series A                                             5.20%          11/1/05                   1,000          1,040
                                                                                                                    ------
      Maryland -- 17.2%
      Baltimore County, GO Pension Refunding 1991            6.70%          7/1/16                    1,000          1,040
      Cecil County, GO Consolidated Public Improvement
        and Refunding 1993 (FGIC insured)                    6.50%          12/1/99                     850            895
      Maryland Department of Transportation Consolidated
        Transportation Refunding Series 1991                 6%             9/1/00                    1,000          1,052
      Maryland Health and Higher Educational Facilities
        Authority Refunding Revenue Johns Hopkins
        University Issue Series 1988                         7.50%          7/1/20                    1,300          1,359
      Maryland Transportation Authority, Transportation
        Facilities Projects Revenue Series 1992              5.70%          7/1/05                    1,000          1,078
      Mayor and City Council of Baltimore
        GO Consolidated Public Improvement
          Refunding 1995 Series A (FGIC insured)             0%             10/15/06                    750            489(B)
        Project and Refunding Revenue (Water Projects)
          Series 1990-A (MBIA insured)
          (Pre-refunded 7/1/00)                              6.50%          7/1/20                    1,000          1,062(A)
      Montgomery County, GO Consolidated Public
        Improvement
          Series B                                           6.80%          11/1/99                   1,000          1,057
          Series B (Pre-refunded 11/1/99)                    6.80%          11/1/07                   1,000          1,074(A)
      Northeast Maryland Waste Disposal Authority Solid
        Waste Revenue (Montgomery County Resource
        Recovery Project) Series 1993 A AMT                  5.60%          7/1/02                    1,000          1,039
                                                                                                                    ------
                                                                                                                    10,145
                                                                                                                    ------
      Michigan -- 1.9%
      Williamston Michigan Community School
        GO (MBIA insured)                                    6.25%          5/1/09                    1,000          1,128
                                                                                                                    ------
      Nebraska -- 1.8%
      Nebraska Public Power District Revenue                 5.70%          1/1/04                    1,000          1,061
                                                                                                                    ------

                                                            Rate         Maturity Date                Par           Value
---------------------------------------------------------------------------------------------------------------------------
      Nevada -- 2.9%
      Clark County, Nevada                                   5.50%          6/1/11                  $ 1,155       $  1,196
      State of Nevada, GO LT (Nevada Municipal Bond
        Bank Refunding Project No. 4) Series 1989 B          6.70%          2/1/01                      500            532
                                                                                                                    ------
                                                                                                                     1,728
                                                                                                                    ------
      New Hampshire -- 1.8%
      New Hampshire Municipal Bond Bank GO
        Refunding 1991 Series H                              5.70%          2/15/01                   1,000          1,045
                                                                                                                    ------
      New Jersey -- 3.6%
      New Jersey Turnpike Authority, Turnpike
        Revenue Series 1991 C (AMBAC insured)                6.40%          1/1/07                    2,000          2,145
                                                                                                                    ------
      Ohio -- 4.4%
      Franklin County, Ohio GO LT Refunding                  5.50%          12/1/11                   2,000          2,076
      State of Ohio Higher Education Facilities
        Revenue Series 1988 A                                7%             11/1/01                     500            511
                                                                                                                    ------
                                                                                                                     2,587
                                                                                                                    ------
      Pennsylvania -- 1.8%
      Pennsylvania Intergovernmental Cooperation
        Authority Special Tax Revenue
        (City of Philadelphia Refunding
        Program) Series 1992 (FGIC insured)                  5.75%          6/15/99                   1,000          1,030
                                                                                                                    ------
      South Carolina -- 3.7%
      Berkeley County Water and Sewer Revenue
        Refunding and Improvement (MBIA insured)             6.50%          6/1/06                    1,000          1,089
      South Carolina Public Service Authority Revenue,
        1991 Refunding and Improvement Series B              6.70%          7/1/02                    1,000          1,097
                                                                                                                    ------
                                                                                                                     2,186
                                                                                                                    ------
      Tennessee -- 3.5%
      State of Tennessee GO, 1994 Series A                   5.25%          3/1/02                    1,000          1,042
      Metropolitan Government Nashville and
        Davidson County Tennessee Water & Sewer
        Refunding (MBIA insured)                             5.50%          1/1/13                    1,000          1,033
                                                                                                                    ------
                                                                                                                     2,075
                                                                                                                    ------

Legg Mason Tax-Free Income Fund

                                                             Rate         Maturity Date                Par           Value
---------------------------------------------------------------------------------------------------------------------------
      Texas -- 8.8%
      City of Austin Combined Utility Systems Revenue
        Refunding Series 1992 A (MBIA insured)               6%             11/15/04                $ 1,000        $ 1,085
      City of Houston Water and Sewer System
        Junior Lien Revenue Refunding Series 1992 C
        (MBIA insured)                                       5.40%          12/1/01                   1,000          1,045
      City of Houston GO
        Revenue Refunding Series C                           5.625%         4/1/10                    1,000          1,041
      Texas Public Finance Authority, GO Refunding
         (Ssuperconducting Ssuper Collider Project)
         Series 1992 C (FGIC Insured)                        0%             4/1/02                    1,000            817(B)
      United Independent School District (Webb County,
        Texas) Unlimited Tax School Building Bonds,
        Series 1995 (PSFG insured)                           7.10%          8/15/06                   1,000          1,182
                                                                                                                    ------
                                                                                                                     5,170
                                                                                                                    ------
      Vermont -- 2.6%
      State of Vermont, GO 1990 Series A
        (Pre-refunded 2/1/00)                                6.75%          2/1/03                    1,400          1,509(A)
                                                                                                                    ------
      Virginia -- 12.7%
      Commonwealth of Virginia Transportation Board,
        Transportation Contract Revenue Refunding
          Series 1992 (Route 28 Project)                     5.75%          4/1/00                    1,000          1,039
          Series 1992 (Route 28 Project)                     6%             4/1/06                    1,000          1,074
      Fairfax County Public Improvement Refunding
          Series 1992 C                                      5.50%          10/1/03                   2,000          2,065
          Series 1994 A                                      7.25%          6/1/01                    1,000          1,105
      Henrico County GO Public Improvement Refunding
        Series 1993                                          5.25%          1/15/09                   1,100          1,135
      Virginia Public Building Authority State Building
        Revenue Refunding Series 1992 B                      5.625%         8/1/02                    1,000          1,057
                                                                                                                    ------
                                                                                                                     7,475
                                                                                                                    ------
      Washington -- 2.0%
      Washington State Motor Vehicle Fuel Tax Revenue
        Series D                                             6.50%          1/1/07                    1,045          1,190
                                                                                                                    ------
      Total Municipal Bonds  (Identified Cost-- $53,397)                                                            55,150
---------------------------------------------------------------------------------------------------------------------------

                                                             Rate         Maturity Date                Par           Value
---------------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations(C)-- 4.7%
      Gulf Coast Texas Waste Disposal Authority
        Exxon Project                                        3.80%          10/1/97                  $  600         $  600
      Harris County Texas Health Facilities
        Development Corp. (Methodist Hospital)               3.90%          10/1/97                   1,000          1,000
      Lincoln County Wyoming Pollution
        Control Revenue                                      3.80%          10/1/97                     900            900
      Rockport Indiana Pollution Control Revenue             3.85%          10/1/97                     300            300
                                                                                                                    ------
      Total Variable Rate Demand Obligations  (Identified Cost-- $2,800)                                             2,800
---------------------------------------------------------------------------------------------------------------------------
      Total Investments-- 98.3%  (Identified Cost-- $56,197)                                                        57,950
      Other Assets Less Liabilities--1.7%                                                                              995
                                                                                                                    ------
      NET ASSETS CONSISTING OF:
      Accumulated paid-in capital
        applicable to 3,794  shares outstanding                                                     $57,262
      Accumulated net realized loss on investments                                                      (70)
      Unrealized appreciation of investments                                                          1,753
                                                                                                    -------
      NET ASSETS-- 100.0%                                                                                          $58,945
                                                                                                                   =======
      NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                                                                $15.54
                                                                                                                   =======
      MAXIMUM OFFERING PRICE PER SHARED                                                                             $15.54
                                                                                                                   =======

(A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On the call date, the bond will "mature." The pre-refunded date is used in determining weighted average portfolio maturity.
(B) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
(C) The rate shown is the rate as of September 30, 1997, and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
(D)  Sales charges are being waived for the period August 1, 1995 to July
     31, 1998.
A guide to abbreviations follows Sector Diversification.

See notes to financial statements.

Sector Diversification
Legg Mason Tax-Free Income Fund
September 30, 1997
(Amounts in Thousands)  (Unaudited)

                                                  Maryland                   Pennsylvania                    Tax-Free
                                                  Tax-Free                     Tax-Free                  Intermediate-Term
                                                Income Trust                 Income Trust                  Income Trust
                                             ------------------           ------------------           -------------------
                                                % of     Market              % of     Market              % of      Market
                                             Net Assets   Value           Net Assets   Value           Net Assets    Value
---------------------------------------------------------------------------------------------------------------------------
EDUCATION REVENUE                                 8.0   $ 12,075              22.4    $14,712                 5.2    $ 3,052
      Escrowed                                     --         --               2.8      1,877                  --         --
      General Obligation--Local                  16.2     24,332               5.0      3,311                26.9     15,882
      General Obligation--School                   --         --               2.9      1,894                 --         --
      General Obligation--State                   3.8      5,673               1.6      1,081                10.6      6,249
      Health Care & Hospital Revenue             14.0     21,033               9.8      6,462                 --         --
      Housing Revenue                             5.2      7,759               4.1      2,694                 --         --
      Lease Revenue                               5.2      7,838                --         --                1.8      1,057
      Other                                        --         --                --         --                3.9      2,318
      Other Special Taxes                          --         --               4.6      3,039                 --         --
      Parking Revenue                             1.8      2,711                --         --                 --         --
      Port Facilities Revenue                     4.3      6,540                --         --                 --         --
      Pre-refunded Bonds                         10.9     16,408              14.9      9,845               10.1      5,941
      Small Business Administration
        Revenue                                    --         --               3.5      2,283                 --         --
      Solid Waste Revenue                         3.5      5,220                --         --                1.8      1,039
      Student Loan Revenue                         --         --               1.6      1,061                 --         --
      Transportation Revenue                      5.3      8,031               8.5      5,604               17.0      9,993
      Utility                                     5.9      8,810               7.2      4,753                7.3      4,289
      Water and Sewer Revenue                    14.1     21,198               9.2      6,073                9.0      5,330
      Short-Term Investments                       .5        800                .6        400                4.7      2,800
      Other Assets Less Liabilities               1.3      1,913               1.3        832                1.7        995
                                                -----   --------             -----    -------              -----    -------
                                                100.0   $150,341             100.0    $65,921              100.0    $58,945
                                                =====   ========             =====    =======              =====    =======

            -------------------------------------------------------

Guide to Investment Abbreviations
Legg Mason Tax-Free Income Fund

      AMBAC            AMBAC Indemnity Corporation
      AMT              Alternative Minimum Tax
      CONNIE LEE       Connie Lee Insurance Company
      FGIC             Financial Guaranty Insurance Company
      FSA              Financial Security Assurance
      GO               General Obligation
      HOC              Housing Opportunities Commission
      IDA              Industrial Development Authority
      LT               Limited Tax
      MBIA             Municipal Bond Insurance Association
      PCR              Pollution Control Revenue
      PSFG             Permanent School Fund Guaranty

Statements of Operations
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)   (Unaudited)

                                                                                    Six Months Ended 9/30/97
                                                                        ---------------------------------------------------
                                                                          Maryland       Pennsylvania        Tax-Free
                                                                          Tax-Free         Tax-Free      Intermediate-Term
                                                                        Income Trust     Income Trust      Income Trust
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
      Interest                                                             $4,281            $1,902           $1,454
                                                                           ------            ------           ------
Expenses:
      Investment advisory fee                                                 410               181              157
      Distribution and service fees                                           186                82               71
      Custodian fees                                                           43                32               30
      Transfer agent and shareholder servicing expense                         24                10                8
      Audit and legal fees                                                     13                11               15
      Reports to shareholders                                                   6                 7                3
      Registration fees                                                         1                 1               11
      Trustees' fees                                                            3                 3                3
      Organization expense                                                      0                 0                7
      Other expenses                                                            5                 2                2
                                                                           ------            ------           ------
                                                                              691               329              307
           Less:  fees waived                                                (166)              (97)            (105)
                 compensating balance credits                                  (3)               (1)              (2)
                                                                           ------            ------           ------
           Total expenses, net of waivers and compensating
              balance credits                                                 522               231              200
                                                                           ------            ------           ------
      NET INVESTMENT INCOME                                                 3,759             1,671            1,254
                                                                           ------            ------           ------
Net Realized and Unrealized Gain on Investments:

      Realized gain on investments                                            624               111              140
      Change in unrealized appreciation of investments                      3,497             2,125            1,018
                                                                           ------            ------           ------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       4,121             2,236            1,158
      ---------------------------------------------------------------------------------------------------------------------
      CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                       $7,880            $3,907           $2,412
      ---------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Tax-Free Income Fund

(Amounts in Thousands)

                                                               Maryland             Pennsylvania             Tax-Free
                                                               Tax-Free               Tax-Free           Intermediate-Term
                                                             Income Trust           Income Trust           Income Trust
                                                        --------------------    --------------------   --------------------
                                                        Six Months    Year      Six Months    Year     Six Months    Year
                                                           Ended      Ended        Ended      Ended       Ended      Ended
                                                          9/30/97    3/31/97      9/30/97    3/31/97     9/30/97    3/31/97
---------------------------------------------------------------------------------------------------------------------------
                                                        (Unaudited)             (Unaudited)            (Unaudited)
Change in Net Assets:
      Net investment income                               $ 3,759     $ 7,702    $ 1,671     $ 3,457     $ 1,254    $ 2,530
      Net realized gain (loss) on investments                 624         482        111         (20)        140         18
      Change in unrealized appreciation
        (depreciation) of investments                       3,497      (1,254)     2,125        (422)      1,018       (462)
---------------------------------------------------------------------------------------------------------------------------
      Change in net assets resulting from operations        7,880       6,930      3,907       3,015       2,412      2,086
      Distributions to shareholders:
         From net investment income                        (3,759)     (7,702)    (1,671)     (3,457)     (1,254)    (2,530)
         From net realized gain on investments               (359)       (671)         0        (778)         --         --
      Change in net assets from Fund share transactions       605         772     (1,190)        820       3,051     (4,862)
---------------------------------------------------------------------------------------------------------------------------
      Change in net assets                                  4,367        (671)     1,046        (400)      4,209     (5,306)

Net Assets:
      Beginning of period                                 145,974     146,645     64,875      65,275      54,736     60,042
---------------------------------------------------------------------------------------------------------------------------
      End of period                                      $150,341    $145,974    $65,921     $64,875     $58,945    $54,736
---------------------------------------------------------------------------------------------------------------------------


      See notes to financial statements.

Financial Highlights
Legg Mason Tax-Free Income Fund

     Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                               Investment Options                          Distributions From:
                                     ----------------------------------------    ----------------------------------------
                                                                                                               In Excess
                      Net Asset         Net        Net Realized      Total                          Net         of Net
                        Value,       Investment   and Unrealized      From           Net         Realized      Realized
                      Beginning        Income      Gain(Loss)on    Investment    Investment       Gain on       Gain on
                      of Period        (Loss)      Investments     Operations      Income       Investments   Investments
----------------------------------------------------------------------------------------------------------------------------
Maryland Tax-Free Income Trust
      Six Months Ended,
      Sept. 30, 1997*   $15.91        $.40(D)          $ .45          $ .85         $(.40)         $(.04)         $--
      Years Ended Mar. 31,
      1997               16.07         .83(D)           (.09)           .74          (.83)          (.07)          --
      1996               15.87         .86(D)            .25           1.11          (.86)          (.05)          --
      1995               15.69         .83(D)            .18           1.01          (.83)            --           --
      1994               15.97         .84(D)           (.27)           .57          (.84)            --         (.01)
      1993               15.03         .88(D)            .95           1.83          (.88)          (.01)          --

Pennsylvania Tax-Free Income Trust
      Six Months Ended,
      Sept. 30, 1997*   $15.80        $.41(E)          $ .54          $ .95         $(.41)         $  --         $ --
      Years Ended Mar. 31,
      1997               16.10         .83(E)           (.11)           .72          (.83)          (.19)          --
      1996               16.02         .89(E)            .15           1.04          (.89)          (.07)          --
      1995               15.80         .85(E)            .22           1.07          (.85)            --           --
      1994               16.03         .86(E)           (.23)           .63          (.86)            --           --
      1993               14.99         .91(E)           1.04           1.95          (.91)            --           --

Tax-Free Intermediate-Term Income Trust
      Six Months Ended,
      Sept. 30, 1997*   $15.22        $.34(F)          $ .32          $ .66         $(.34)          $ --         $ --
      Years Ended Mar. 31,
      1997               15.34         .68(F)           (.12)           .56          (.68)            --           --
      1996               15.06         .68(F)            .28            .96          (.68)            --           --
      1995               14.96         .72(F)            .10            .82          (.72)            --           --
      1994               15.06         .70(F)           (.09)           .61          (.70)          (.01)          --
      1993(G)            14.70         .28(F)            .36            .64          (.28)            --           --
----------------------------------------------------------------------------------------------------------------------------


                                                                                         Ratios/Supplemental Data
                                                                      --------------------------------------------------------------
                                                                                                                            Net
                                                      Net Asset                         Total              Net           Investment
                                                        Value,                         Expenses          Expenses          Income
                                           Total        End of          Total         to Average        to Average       to Average
                                       Distributions    Period        Return(A)      Net Assets(B)     Net Assets(C)     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Maryland Tax-Free Income Trust
      Six Months Ended,
      Sept. 30, 1997*                     $(.44)        $16.32          5.45%(H)        .70%(D,I)         .70%(D,I)       5.05%(D,I)
      Years Ended Mar. 31,
      1997                                 (.90)         15.91          4.73%           .67%(D)           .66%(D)         5.18%(D)
      1996                                 (.91)         16.07          7.11%           .59%(D)           .58%(D)         5.29%(D)
      1995                                 (.83)         15.87          6.60%            --               .54%(D)         5.32%(D)
      1994                                 (.85)         15.69          3.51%            --               .46%(D)         5.10%(D)
      1993                                 (.89)         15.97         12.47%            --               .40%(D)         5.61%(D)

Pennsylvania Tax-Free Income Trust
      Six Months Ended,
      Sept. 30, 1997*                    $ (.41)        $16.34          6.06%(H)        .70%(E,I)         .70%(E,I)       5.07%(E,I)
      Years Ended Mar. 31,
      1997                                (1.02)         15.80          4.61%           .67%(E)           .66%(E)         5.20%(E)
      1996                                 (.96)         16.10          6.52%           .54%(E)           .53%(E)         5.42%(E)
      1995                                 (.85)         16.02          7.03%            --               .49%(E)         5.42%(E)
      1994                                 (.86)         15.80          3.81%            --               .40%(E)         5.16%(E)
      1993                                 (.91)         16.03         13.31%            --               .32%(E)         5.74%(E)

Tax-Free Intermediate-Term Income Trust
      Six Months Ended,
      Sept. 30, 1997*                     $(.34)        $15.54          4.37%(H)        .71%(F,I)         .70%(F,I)       4.39%(F,I)
      Years Ended Mar. 31,
      1997                                 (.68)         15.22          3.71%           .67%(F)           .66%(F)         4.43%(F)
      1996                                 (.68)         15.34          6.47%           .57%(F)           .56%(F)         4.41%(F)
      1995                                 (.72)         15.06          5.65%            --               .34%(F)         4.83%(F)
      1994                                 (.71)         14.96          3.99%            --               .30%(F)         4.44%(F)
      1993(G)                              (.28)         15.06          4.35%(H)         --               .20%(F,I)       4.71%(F,I)
------------------------------------------------------------------------------------------------------------------------------------



                                             Ratios/Supplemental Data
                                          ------------------------------

                                                            Net Assets
                                             Portfolio        End of
                                             Turnover         Period
                                               Rate       (in thousands)
------------------------------------------------------------------------
Maryland Tax-Free Income Trust
      Six Months Ended,
      Sept. 30, 1997*                          21.7%(I)      $150,341
      Years Ended Mar. 31,
      1997                                      6.0%          145,974
      1996                                     14.1%          146,645
      1995                                      9.5%          142,314
      1994                                      6.6%          145,578
      1993                                       --           128,566

Pennsylvania Tax-Free Income Trust
      Six Months Ended,
      Sept. 30, 1997*                          20.5%(I)       $65,921
      Years Ended Mar. 31,
      1997                                     13.6%           64,875
      1996                                     17.2%           65,275
      1995                                      2.1%           63,929
      1994                                       --            62,904
      1993                                       --            49,959

Tax-Free Intermediate-Term Income Trust
      Six Months Ended,
      Sept. 30, 1997*                          19.5%(I)       $58,945
      Years Ended Mar. 31,
      1997                                      8.9%           54,736
      1996                                       --            60,042
      1995                                     24.8%           48,837
      1994                                      6.6%           54,032
      1993(G)                                    -- (I)        37,138
------------------------------------------------------------------------

      (A)  Excluding sales charge.
      (B) Pursuant to new Securities and Exchange Commission regulations effective December 31, 1995, this ratio reflects total expenses before compensating balance credits. Previously, credits were included in the ratio.
      (C) This ratio reflects total expenses reduced by the impact of compensating balance credits.
      (D) Net of fees waived and reimbursements made by the Adviser in excess of voluntary expense limitations as follows: 0.45% until December 31, 1993; 0.50% until June 30, 1994; 0.55%
           until July 31, 1995; 0.60% until March 31, 1996; 0.65% until
           December 31, 1996 and 0.70% through July 31, 1998.
      (E) Net of fees waived and reimbursements made by the Adviser in excess of voluntary expense limitations as follows: 0.35% until July 31, 1993; 0.40% until December 31, 1993; 0.45%
           until June 30, 1994; 0.50% until July 31, 1995; 0.55% until
           March 31, 1996; 0.65% until December 31, 1996 and 0.70%
           through July 31, 1998.
      (F) Net of fees waived and reimbursements made by the Adviser in excess of voluntary expense limitations as follows: 0.20% of average daily net assets until March 31, 1993; 0.30% until June 30, 1994; 0.35% until July 31, 1995; 0.65% until December 31, 1996 and 0.70% through July 31, 1998.
      (G) For the period November 9, 1992 (commencement of operations) to March 31, 1993.
      (H)  Not annualized
      (I)  Annualized
        *  Unaudited

See notes to financial statements.

Notes to Financial Statements
Legg Mason Tax-Free Income Fund
(Amounts in Thousands) (Unaudited)
--------------------------------------------------------------------------------
1. Significant Accounting Policies:

           The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Maryland Tax-Free Income Trust ("Maryland Tax-Free"), the Pennsylvania Tax-Free Income Trust ("Pennsylvania Tax-Free") and the Tax-Free Intermediate-Term Income Trust ("Tax-Free Intermediate"), (each separately referred to as a "Fund" and collectively as the "Funds"), is registered under the Investment Company Act of 1940, as amended, each as an open-end management investment company. All series of the Trust are non-diversified.

      Security Valuation
           Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

           Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest, or repay principal of, municipal obligations held by either of those Funds.

      Investment Income and Distributions to Shareholders
           Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized. Dividends are declared daily and paid monthly. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Distributions payable are recorded on the ex-dividend date. At September 30, 1997 dividends payable of $311 were accrued for Maryland Tax-Free, $139 for Pennsylvania Tax-Free and $106 for Tax-Free Intermediate.

      Investment Transactions
           Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

      Repurchase Agreements
           All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Funds' custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment advisers, acting under the supervision of their Board of Trustees, review the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

      Federal Income Taxes
           No provision for federal income or excise taxes is required since the Funds intend to continue to qualify as regulated investment companies and distribute all of their taxable income to their shareholders. Unused capital loss carryforwards for federal income tax purposes at September 30, 1997 were as follows: Pennsylvania Tax-Free, $21 which expire in 2005; and Tax-Free Intermediate, $143 which expire in 2003 and $67 which expire in 2004.

--------------------------------------------------------------------------------
      Use of Estimates
           The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Investment Transactions:

           For the six months ended September 30, 1997 investment transactions (excluding short-term investments) were as follows:

                                              Purchases      Proceeds from Sales
--------------------------------------------------------------------------------
      Maryland Tax-Free                       $17,743            $15,822
      Pennsylvania Tax-Free                     6,581              6,552
      Tax-Free Intermediate-Term                5,996              4,515

           At September 30, 1997, cost, aggregate gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for each Fund were as follows:

                                        Cost       Appreciation   Depreciation
--------------------------------------------------------------------------------
      Maryland Tax-Free              $139,151        $9,367           $(90)
      Pennsylvania Tax-Free            61,438         3,669            (18)
      Tax-Free Intermediate-Term       56,197         1,800            (47)


3. Transactions with Affiliates:

           Each Fund has an investment advisory and management agreement with Legg Mason Fund Adviser, Inc. ("Adviser"), a corporate affiliate of Legg Mason Wood Walker , Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Funds. Pursuant to their respective agreements, the Adviser provides the Funds with investment advisory, management and administrative services for which each Fund pays a fee, computed daily and payable monthly at an annual rate of 0.55% of each Fund's average daily net assets.
           The Adviser has agreed to waive its fees and to reimburse each Fund for its expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) which in any month are in excess of annual rates, based on average daily net assets according to the following schedules: for Maryland Tax-Free, 0.55% until July 31, 1995; 0.60% until March 31, 1996; 0.65% until December 31, 1996 and 0.70% through July 31, 1998, or until the Fund's net assets reach $200 million, whichever occurs first. For Pennsylvania Tax-Free, 0.50% until July 31, 1995; 0.55% through March 31, 1996; 0.65% until December 31, 1996 and 0.70% through July 31, 1998, or until the Fund's net assets reach $125 million, whichever occurs first. For Tax-Free Intermediate, 0.35% until July 31, 1995; 0.65% until December 31, 1996 and 0.70% through July 31, 1998, or until the Fund's net assets reach $100 million, whichever occurs first. For the six months ended September 30, 1997 advisory fees of $166, $97, and $105, respectively, were waived and $72, $27, and $22 were due to the Adviser by Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate-Term, respectively.
           Legg Mason, as distributor of the Funds, receives an annual distribution fee and an annual service fee, computed daily and payable monthly, from each of the Funds at an annual rate of 0.125% for each, of average daily net assets. At September 30, 1997, distribution and service fees due to the distributor were as follows: Maryland Tax-Free, $31; Pennsylvania Tax-Free, $14; and Tax-Free Intermediate, $12.

--------------------------------------------------------------------------------
           Legg Mason also has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, Legg Mason was paid the following amounts by the transfer agent for the six months ended September 30, 1997: Maryland Tax-Free, $8; Pennsylvania Tax-Free, $4; and Tax-Free Intermediate, $3.

4. Line of Credit:

           The Funds, along with certain other Legg Mason Funds, participate in a $75 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the line of credit bear interest at prevailing short-term interest rates. For the six months ended September 30, 1997, the Funds had no borrowings under the line of credit.

5. Fund Share Transactions:

           At September 30, 1997, there were unlimited shares authorized at $.001 par value for all Funds of the Trust. Share transactions were as follows:

                                                                 Reinvestment
                                                 Sold          of Distributions      Repurchased              Net Change
                                          -----------------    ----------------  -------------------       ----------------
                                          Shares     Amount    Shares   Amount    Shares     Amount        Shares    Amount
---------------------------------------------------------------------------------------------------------------------------
      Maryland Tax-Free
        Six months ended September 30, 1997  439    $ 7,089       189   $3,048     (590)    $ (9,532)          38    $  605
        Year Ended March 31, 1997            881     14,121       394    6,311   (1,225)     (19,660)          50       772

      Pennsylvania Tax-Free
        Six Months Ended September 30, 1997  176      2,837        72    1,157     (321)      (5,184)         (73)   (1,190)
        Year Ended March 31, 1997            418      6,655       192    3,059     (557)      (8,894)          53       820

      Tax-Free Intermediate
        Six Months Ended September 30, 1997  518      7,985        62      958     (382)      (5,892)         198     3,051
        Year Ended March 31, 1997            858     13,139       128    1,969   (1,304)     (19,970)        (318)   (4,862)

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